Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 HKD ($)
Income Taxes [Line Items]
Existing tax rate	16.50%
Percentage of statutory rate	25.00%
Enterprise income tax	25.00%
Exempted tax rate	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profit amount (in Dollars)	$ 2,000
Percentage of income tax rate	8.25%
PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	25.00%
PRC [Member] | China [Member]
Income Taxes [Line Items]
Percentage of income tax rate	10.00%